ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	8. ACCOUNTS PAYABLE AND ACCRUED LIABILITES
	December 31, 2017	December 31, 2016
Trade payables	$173,647	$141,930
Accrued liabilities	26,753	21,310
	$200,400	$163,240